Equity	12 Months Ended
Dec. 31, 2017
Equity [abstract]
Equity

13.  Equity

Share capital

Ferroglobe PLC was incorporated on February 5, 2015 and issued one ordinary share with a face value of $1.00. The share was issued but uncalled. On October 13, 2015, the Company increased its share capital by £50,000 by issuing 50,000 sterling non-voting redeemable preference shares (the “Non-voting Shares”) as well as 14 ordinary shares with a par value of $1.00. Subsequently on October 13, 2015, the Company consolidated the 15 ordinary shares at a par value of $1.00 to two ordinary shares with a par value of $7.50, for a total amount of $15.00.

On December 23, 2015, the Company acquired all of the issued and outstanding ordinary shares from Grupo Villar Mir, S.A.U., par value €1,000 per share, of Grupo FerroAtlántica, S.A.U. in exchange for 98,078,161 newly-issued Ferroglobe Class A ordinary shares, nominal value $7.50 per share, making Grupo FerroAtlántica, S.A.U. a wholly-owned subsidiary of the Company. The company subsequently redeemed all Non-voting Shares.

Subsequently on December 23, 2015, Gordon Merger Sub, Inc., a wholly owned subsidiary of the Company, merged with Globe Specialty Metals, Inc., and all outstanding shares of GSM common stock, par value $0.0001 per share were converted to the right to receive one newly-issued Ferroglobe ordinary share, nominal value $7.50 per share. The ordinary shares were registered by the Company pursuant to a registration statement on Form F‑4, which was declared effective by the SEC on August 11, 2015, and trade on the NASDAQ Global Select Market under the ticker symbol “GSM.”

On June 22, 2016 the Company completed a reduction of the share capital and as such the nominal value of each share has been reduced from $7.50 to $0.01, with the amount of the capital reduction being credited to a distributable reserve.

On November 18, 2016, Class A Ordinary Shares were converted into ordinary shares of Ferroglobe as a result of the distribution of beneficial interest units in the Ferroglobe Representation and Warranty Insurance Trust to certain Ferroglobe shareholders.

During the year ended December 31, 2017, the Company issued 138,578 new ordinary shares, comprising: 108,578 shares issued upon vesting of restricted stock units; and 30,000 shares issued upon exercise of stock options.

At December 31, 2017, there were 171,976,731 ordinary shares outstanding with a par value of $0.01, for a total issued and outstanding share capital of $1,796 thousand, (2016: 171,838,153 ordinary shares outstanding with a par value of $0.01, for a total issued and outstanding share capital of $1,795 thousand). At December 31, 2017, the Company’s largest shareholder is as follows:

	Number of Shares	Percentage of
Name	Beneficially Owned	Outstanding Shares
Grupo Villar Mir, S.A.U.	94,554,634	55.0%

Valuation adjustments

Valuation adjustments comprise the following at December 31:

	2017	2016
	US$'000	US$'000
Actuarial gains and losses	(2,998)	(7,509)
Hedging instruments and other	(13,801)	(4,378)
Total	(16,799)	(11,887)

Capital management

The Company’s primary objective is to maintain a balanced and sustainable capital structure through the industry’s economic cycles, while keeping the cost of capital at competitive levels so as to fund the Company’s growth. The main sources of financing are as follows:

1.	cash flow from operations;
2.	bank borrowings, including revolving credit facilities;
3.	debt instruments, including the senior notes due 2022; and
4.	finance leases, predominantly in relation to hydroelectrical installations.

The Company also focuses on optimizing its working capital, which in 2017 has included the sale of trade receivables pursuant to a securitization programme (see Note 10).

The Company manages its capital structure and makes adjustments in light of changes in economic conditions and the requirements of financial covenants. To maintain or adjust the capital structure, the Company may restructure or issue new borrowings or debt, make dividend payments, return capital to shareholders or issue new shares.  Management’s review of the Company’s capital structure includes monitoring of the leverage ratio, which was as follows at December 31:

	2017	2016 (***)	2015
	US$'000	US$'000	US$'000
Gross financial debt (*)	571,337	514,587	516,976
Cash and cash equivalents	(184,472)	(196,931)	(116,666)
Total net financial debt	386,865	317,656	400,310

Total equity (**)	937,758	892,042	1,294,973

Total net financial debt / total equity	41.25%	35.61%	30.91%

(*)   Gross financial debt comprises bank borrowings, obligations under finance leases, debt instruments and other financial liabilities.

(**)  Total equity comprises all capital and reserves of Company as stated in the consolidated statement of financial position.

(***)  At December 31, 2016, net financial debt excludes gross financial debt of $86,959 thousand and cash and cash equivalents of $51 thousand related to the Spanish energy business as these balances were classified as held for sale as at that date (see Note 29). If these balances had been included, net financial debt would have been $404,615 thousand and the net financial debt / equity ratio would have been 45.4%.

The classification of the Company’s gross financial debt between non-current and current at December 31 is as follows:

	2017		2016 (*)		2015
	Balance		Balance		Balance
	US$'000%		US$'000%		US$'000%
Non-current gross financial debt	458,056	80.17%	269,325	52.34%	320,993	62.09%
Current gross financial debt	113,281	19.83%	245,262	47.66%	195,983	37.91%
Total gross financial debt	571,337	100.00%	514,587	100.00%	516,976	100.00%

(*)   At December 31, 2016, gross financial debt excluded $86,959 thousand related to the Spanish energy business, of which $76,452 thousand would have been presented as non-current and $10,507 thousand would have been presented as current had the business not been classified as held for sale (see Note 29). Had these balances been included, gross financial debt would have been $601,546 thousand.

Dividends

There were no dividends paid or proposed by the Company during the year ended December 31, 2017.

During the year ended December 31, 2016, the Company declared four interim dividend payments of $0.08 per share, paid on March 14, August 12, September 28, and December 29, and each totaling $13,747 thousand, respectively, distributed as cash payments through reserves. As of December 31, 2016, all dividends declared were paid.

Non-controlling interests

The changes in Non-controlling interests in the consolidated statements of financial position in 2017 and 2016 were as follows:

Balance
US$'000
Balance at January 1, 2016	141,823
Loss for the year	(20,186)
Translation differences and other	3,919
Balance at December 31, 2016	125,556
Loss for the year	(5,144)
Dividends paid to joint venture partner	(7,350)
Non-controlling interest arising on the acquisition of FerroSolar Opco Group S.L.	6,750
Translation differences and other	1,922
Balance at December 31, 2017	121,734

The stand-alone statutory information regarding the largest non-controlling interests, in accordance with IFRS 12 Disclosure of Interests in Other Entities, is as follows:

WVA Manufacturing, LLC (WVA) was formed on October 28, 2009 as a wholly-owned subsidiary of Globe. On November 5, 2009, Globe sold a 49% membership interest in WVA to Dow Corning Corporation (“Dow Corning”), an unrelated third party. As part of the sale of the 49% membership interest to Dow Corning, an operating agreement and an output and supply agreement were established. The output and supply agreement states that of the silicon metal produced by WVA, 49% will be sold to Dow Corning and 51% to Globe, which represents each member’s ownership interest, at a price equal to WVA’s actual production cost plus $100 per metric ton. The agreement will automatically terminate upon the dissolution or liquidation of WVA in accordance with the joint venture agreement between Globe and Dow Corning. As of December 31, 2017 and 2016, the balance of Non-controlling interest related to WVA was $80,868 thousand and $93,506 thousand, respectively.

Quebec Silicon Limited Partnership (QSLP), formed under the laws of the Province of Québec on August 20, 2010 is managed by its general partner, Quebec Silicon General Partner Inc., which is a wholly-owned subsidiary of Globe. QSLP owns and operates the silicon metal operations in Bécancour, Québec. QSLP’s production output is subject to a supply agreement, which sells 51% of the production output to Globe and 49% to Dow Corning, which represents each member’s ownership interest, at a price equal to QSLP’s actual production cost plus 31 Canadian dollars per metric ton. As of December 31, 2017 and 2016, the balance of Non-controlling interest related to QSLP was $46,830 thousand and $45,349 thousand, respectively.

	2017		2016
	WVA	QSLP	WVA	QSLP
	US$'000	US$'000	US$'000	US$'000
Statement of Financial Position
Non-current assets	88,532	68,521	69,329	30,410
Current assets	45,269	33,076	34,116	64,307
Non-current liabilities	14,678	14,213	4,226	12,276
Current liabilities	36,359	18,346	16,121	17,016
Income Statement
Sales	161,014	97,697	165,640	96,869
Operating profit	5,947	467	6,197	833
Profit before taxes	5,947	122	6,209	886
Net Income	14,678	42	9,782	886
Cash Flow Statement
Cash flows from operating activities	16,017	7,076	10,012	4,690
Cash flows from investing activities	(2,193)	(5,422)	(8,496)	(6,142)
Cash flows from financing activities	(15,000)	(2)	—	—
Exchange differences on cash and cash equivalents in foreign currencies	—	68	—	85
Beginning balance of cash and cash equivalents	1,516	742	—	2,109
Ending balance of cash and cash equivalents	340	2,462	1,516	742